Finance Leases (Tables)	6 Months Ended
Jun. 30, 2024
Finance Leases [Abtstract]
Schedule of Components of Lease Expense	The components of lease expense for the six months ended June 30, 2024 and 2023 were as follows:
	Statement of Income	For the six months ended June 30,
	Location	2024	2023

Lease costs
Finance lease expense	Cost of goods sold	$310,270	$22,977

Schedule of Maturity of Lease Liabilities	Maturity of lease liabilities under the finance leases as of June 30, 2024 were as follows:
Years ending December 31,
2024	$1,400,419
2025	1,712,444
2026	649,077
Total lease payments	3,761,940
Less: interest	(235,395)
Present value of finance lease liabilities	$3,526,545
Finance lease liabilities, current	$2,583,970
Finance lease liabilities, non-current	$942,575